Investee Companies and Other Investments (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Nov. 30, 2010	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2023 USD ($)
Investee Companies and Other Investments [Line Items]
Aggregate amount		€ 42,000,000	₪ 170,000,000
Cost of development and construction		€ 63,000,000
Expenses percentage		32.00%
Loan		€ 10,000,000
Interest rate on loan		3.00%		2.50%
Net consideration paid		€ 10,600,000	42.6
Cash and cash equivalents		9,300,000
Impairment loss (in Dollars) | $				$ 2,565
Additional loss recognized		405
Talmei Yosef solar plant [Member]
Investee Companies and Other Investments [Line Items]
Cash and cash equivalents		1,300,000
DSRF [Member]
Investee Companies and Other Investments [Line Items]
Loan		500,000
Ellomay Luxembourg [Member]
Investee Companies and Other Investments [Line Items]
Loan		€ 9,700,000
DSRF [Member]
Investee Companies and Other Investments [Line Items]
Interest rate on loan		5.50%
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds	50.00%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds	18.75%
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Indirect share of guarantees shareholders		€ 4,000,000	₪ 16,000,000